BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2019
Shandong, Chongqing and Wuhan
Business Acquisition [Line Items]
Summary of allocation of the purchase prices

	Shandong	Chongqing	Wuhan
Cash	$—	$2,727	$—
Capital injection receivable	1,148	—	3,125
Inventory	3,721	2,791	8,786
Goodwill	26,550	13,277	10,405
Noncontrolling interest	7,965	4,801	3,121
The purchase price comprised of:
— Cash consideration	2,203	2,721	8,470
— Forgiveness of financing receivable	2,666	888	3,441
— Contingent consideration	18,585	9,294	7,284
Total	$23,454	$12,903	$19,195

Other insignificant acquisitions
Business Acquisition [Line Items]
Summary of allocation of the purchase prices

Other used car
dealer
acquisitions
Cash	$1,270
Capital injection receivable	10,946
Inventory	30,622
Goodwill	39,043
Noncontrolling interest	12,094
The purchase price comprised of:
— Cash consideration	27,743
— Forgiveness of financing receivable	14,206
— Contingent consideration	27,330
Total	$69,279

Summary of results of operations attributable to the acquisitions included in the Company's consolidated statement of operations since the acquisition date

	Year ended December 31, 2017
	Shandong	Chongqing	Wuhan	Others
Revenues	$33,263	$17,290	$—	$71,483
Net gain (loss)	$1,383	$180	$(10)	$(1,652)

Shanxi
Business Acquisition [Line Items]
Summary of allocation of the purchase prices

Shanxi
Cash	$—
Capital injection receivable	1,360
Inventory	4,604
Goodwill	3,917
Noncontrolling interest	1,175
The purchase price comprised of:
— Cash consideration	4,536
— Forgiveness of financing receivable	1,428
— Contingent consideration	2,742
Total	$8,706

Summary of results of operations attributable to the acquisitions included in the Company's consolidated statement of operations since the acquisition date

Year ended December 31, 2018
Revenues	$20,135
Net gain	$752

Acquisitions of after-sales service centers
Business Acquisition [Line Items]
Summary of allocation of the purchase prices

After-sales service centers
Capital injection receivable	651
Inventory	35
Goodwill	16,244
Noncontrolling interest	4,873
The purchase price comprised of:
—Cash consideration	686
—Contingent consideration	11,371
Total	$12,057

Summary of results of operations attributable to the acquisitions included in the Company's consolidated statement of operations since the acquisition date

Year ended December 31, 2018
Chongqing/
Suzhou/ Jinan
Zhoushuo
Revenues	$341
Net loss	$582